Expense Example - Nationwide Small Company Growth Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years
USD ($)	705	980	1,276	2,115	121	380	659	1,454